RELATED PARTY TRANSACTIONS - Fees of the Directors of the Company (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Aggregate compensation	€ 33,935	€ 18,728	€ 14,199
Directors of Ferrari N.V. | Ferrari N.V. (Ferrari)
Disclosure of transactions between related parties [line items]
Aggregate compensation	€ 7,660	€ 6,668	€ 8,151